SUMMARY OF CHANGES IN DEFERRED REVENUE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Balance, beginning of year	$ 1,608,596	$ 1,518,163	$ 953,546
Deferral of revenue	2,182,504	2,581,801	2,961,749
Recognition of deferred revenue	(1,208,512)	(2,491,368)	(2,397,132)
Balance, end of year	$ 2,582,588	$ 1,608,596	$ 1,518,163